MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues And Long-Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,821	$ 14,074	$ 21,625
Long-Lived Assets	2,916	3,078
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,358	6,062	5,005
Long-Lived Assets	2,650	2,687
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,499	2,692	5,748
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,553	3,558	8,072
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,289	1,614	2,731
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	122	148	$ 69
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 266	$ 391